BANK AND OTHER BORROWINGS	12 Months Ended
Mar. 31, 2025
Debt Disclosure [Abstract]
BANK AND OTHER BORROWINGS

NOTE 10 — BANK AND OTHER BORROWINGS

The Group’s outstanding indebtedness borrowed from banks and other financial institutions, consist of the following:

			Thousands of Yen
Indebtedness	Weighted average interest rate*	Weighted average years to maturity*	Balance as of March 31, 2025	Balance as of March 31, 2024
Short-term loans
Secured loans
Fixed rate loans	2.55%	0.58	¥1,842,700	¥2,510,820
Unsecured loans
Fixed rate loans	2.80%	0.67	50,000	75,001
Aggregate outstanding principal balances	2.55%	0.58	¥1,892,700	¥2,585,821

Less: unamortized debt issuance costs			¥(7,441)	¥(11,087)
Short-term loans			¥1,885,259	¥2,574,734

Long-term loans
Secured loans
Fixed rate loans	2.61%	1.90	9,718,249	9,251,677
Variable rate loans (*1)	3.50%	2.08	280,000	433,308
Unsecured loans
Fixed rate loans	1.50%	5.50	960,379	1,027,037
Aggregate outstanding principal balances	2.54%	2.22	¥10,958,628	¥10,712,022

Less: unamortized debt issuance costs			¥(74,678)	¥(87,885)
Less: current portion			(4,025,343)	(6,065,020)
Non-current portion			¥6,858,607	¥4,559,117

*	Pertained to information for loans outstanding as of March 31, 2025.
*1	Annual interest rate was long-term prime rate in Japan + 2.35%.

The Group borrowed loans from various financial institutions for the purpose of purchasing real estate properties and for working capital purpose.

Interest expenses for short-term and long-term loans were ¥198,476 thousand, ¥352,904 thousand and ¥248,334 thousand for the years ended March 31, 2025, 2024 and 2023, respectively.

Included in real estate inventory was capitalized interest of ¥124,788 thousand, ¥138,376 thousand and ¥78,506 thousand for the years ended March 31, 2025, 2024 and 2023, respectively.

As of March 31, 2025 and 2024, term deposits, inventories and property, plant and equipment, net pledged as security under secured loans are as follows:

	Thousands of Yen
	March 31, 2025	March 31, 2024
Term deposits	¥5,000	¥15,001
Inventories	13,137,928	13,226,634
Property, plant and equipment, net	84,386	78,532
Total	¥13,227,314	¥13,320,167

The guaranty information for the Group’s outstanding loans as of March 31, 2025 and 2024, consist of the following:

	Thousands of Yen
	March 31, 2025	March 31, 2024
Amounts guaranteed by CEO
Short-term loans
Secured loans	¥-	¥25,000
Unsecured loans	-	50,000
Subtotal	-	75,000
Long-term loans
Secured loans	-	450,000
Unsecured loans	-	121,168
Subtotal	-	571,168
Total	¥-	¥646,168

Compensating balances that do not legally restrict the use of cash were ¥26,400 thousand and ¥20,850 thousand as of March 31, 2025 and 2024.

As of March 31, 2025, future minimum payments for long-term loans are as follows:

Thousands of Yen
Fiscal Years Ending March 31,	Principal Repayment
2026	¥4,044,922
2027	5,350,415
2028	806,055
2029	160,056
2030	158,785
Thereafter	438,395
Total	¥10,958,628

There are no significant debt covenants related to short-term and long-term loans.